Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of equity-based grants

Vishay grants RSUs (including PBRSUs) on a predetermined schedule. As part of its annual performance and compensation review process, the Compensation Committee grants RSUs (including PBRSUs) to executive officers at its first regularly-scheduled meeting following the filing of Vishay's Annual Report on Form 10-K.  The Equity Award Committee grants RSUs (including PBRSUs) to non-executive employees annually, or quarterly for non-executive employees newly-hired or promoted during the previous quarter. RSUs are granted to directors of our Board on the first trading day of each fiscal year. While stock options and stock appreciation rights ("SARs") are permitted forms of awards under the 2023 Plan, Vishay generally does not (and did not, during 2025) grant stock options or SARs.

The Compensation Committee and Equity Award Committee do not grant equity awards in anticipation of the release of material nonpublic information and Vishay does not time the release of material, nonpublic information based on equity award grant dates.

Award Timing Method

Vishay grants RSUs (including PBRSUs) on a predetermined schedule. As part of its annual performance and compensation review process, the Compensation Committee grants RSUs (including PBRSUs) to executive officers at its first regularly-scheduled meeting following the filing of Vishay's Annual Report on Form 10-K.  The Equity Award Committee grants RSUs (including PBRSUs) to non-executive employees annually, or quarterly for non-executive employees newly-hired or promoted during the previous quarter. RSUs are granted to directors of our Board on the first trading day of each fiscal year. While stock options and stock appreciation rights ("SARs") are permitted forms of awards under the 2023 Plan, Vishay generally does not (and did not, during 2025) grant stock options or SARs.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Compensation Committee and Equity Award Committee do not grant equity awards in anticipation of the release of material nonpublic information and Vishay does not time the release of material, nonpublic information based on equity award grant dates.

MNPI Disclosure Timed for Compensation Value	false